Warrant liabilities - Summary of Movement in Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	$ 42,229
Warrants exchange	(36,657)	$ 0	$ 0
Balance at December 31	49,707	42,229
Level 1 | Total
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	175	224
Change in fair value recognized in profit or loss	492	(49)
Balance at December 31	667	175	$ 224
Level 3 | Total
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	0
Issuance of warrants	38,858
Warrants exchange	36,657
Change in fair value recognized in profit or loss	17,451
Balance at December 31	19,652	0
Level 3 | Class A warrants
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	0
Issuance of warrants	19,766
Warrants exchange	26,012
Change in fair value recognized in profit or loss	9,821
Balance at December 31	3,575	0
Level 3 | Class B warrants
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	0
Issuance of warrants	18,024
Warrants exchange	23,982
Change in fair value recognized in profit or loss	9,240
Balance at December 31	3,282	0
Level 3 | Class C warrants
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	0
Issuance of warrants	0
Warrants exchange	(13,337)
Change in fair value recognized in profit or loss	(1,983)
Balance at December 31	11,354	0
Level 3 | Placement agent warrants
Disclosure Of Warranty Liabilities [Line Items]
Balance at January 1	0
Issuance of warrants	1,068
Warrants exchange	0
Change in fair value recognized in profit or loss	373
Balance at December 31	$ 1,441	$ 0